TRADE RECEIVABLES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
TRADE RECEIVABLES, NET
Trade receivables, net	$ 3,773	$ 3,057
Gross carrying amount
TRADE RECEIVABLES, NET
Trade receivables, net	3,950	3,304
Less - allowance for expected credit loss
TRADE RECEIVABLES, NET
Trade receivables, net	$ 177	$ 247